Identification and business activity - Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Compaa de Minas Buenaventura S.A.A. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	[1]	Peru
Compaa Minera Condesa S.A | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Sociedad Minera El Brocal S.A.A | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	[2]	Peru
Inversiones Colquijirca S.A. | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	[2]	Peru
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Mexico
Compaa de Minas Buenaventura Chile Ltda. | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary	[3]	Chile
El Molle Verde S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Minera Azola S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Empresa de Generacin Huanza S.A | Energy generation and transmission services [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Rio Seco | Industrial activities [Member]
Identification and business activity
Country of incorporation of subsidiary		Peru
Direct [Member] | Compaa de Minas Buenaventura S.A.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%
Direct [Member] | Compaa Minera Condesa S.A | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		100.00%	100.00%
Direct [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		100.00%	100.00%
Direct [Member] | Sociedad Minera El Brocal S.A.A | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[2]	3.19%	3.19%
Direct [Member] | Inversiones Colquijirca S.A. | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[2]	89.76%	89.76%
Direct [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		20.00%	20.00%
Direct [Member] | Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		53.06%	53.06%
Direct [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		99.80%	99.80%
Direct [Member] | Compaa de Minas Buenaventura Chile Ltda. | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[3]	90.00%	90.00%
Direct [Member] | El Molle Verde S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		99.98%	99.98%
Direct [Member] | Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		70.00%	70.00%
Direct [Member] | Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		99.00%	99.00%
Direct [Member] | Minera Azola S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		99.00%	99.00%
Direct [Member] | Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Direct [Member] | Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		100.00%	100.00%
Direct [Member] | Empresa de Generacin Huanza S.A | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Direct [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		99.98%	99.98%
Direct [Member] | Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Direct [Member] | Rio Seco | Industrial activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		100.00%	100.00%
Indirect [Member] | Compaa de Minas Buenaventura S.A.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[1]	0.00%	0.00%
Indirect [Member] | Compaa Minera Condesa S.A | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Compania Minera Colquirrumi S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Sociedad Minera El Brocal S.A.A | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[2]	58.24%	58.24%
Indirect [Member] | Inversiones Colquijirca S.A. | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[2]	10.24%	10.24%
Indirect [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		40.00%	40.00%
Indirect [Member] | Minera La Zanja S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Minera Julcani S.A. de C.V. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.20%	0.20%
Indirect [Member] | Compaa de Minas Buenaventura Chile Ltda. | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[3]	10.00%	10.00%
Indirect [Member] | El Molle Verde S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.02%	0.02%
Indirect [Member] | Apu Coropuna S.R.L. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Cerro Hablador S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		1.00%	1.00%
Indirect [Member] | Minera Azola S.A.C. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		1.00%	1.00%
Indirect [Member] | Compania Minera Nueva Italia S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	93.36%
Indirect [Member] | Consorcio Energtico de Huancavelica S.A. | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%
Indirect [Member] | Empresa de Generacin Huanza S.A | Energy generation and transmission services [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		100.00%	100.00%
Indirect [Member] | Contacto Corredores de Seguros S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.02%	0.02%
Indirect [Member] | Contacto Risk Consulting S.A. [Member] | Construction, engineering services and insurance brokerage [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		98.00%	98.00%
Indirect [Member] | Rio Seco | Industrial activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary		0.00%	0.00%

[1]	(*) Includes four operating mining units in Peru (Uchucchacua, Orcopampa, Julcani and Tambomayo), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel)
[2]	(**) As of December 31, 2020 and 2019, the participation of the Company in the voting rights of El Brocal is 61.43 percent. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), a Group’s subsidiary (99.99 percent as of December 31, 2020 and 2019), has an interest in El Brocal’s capital stock, through which the Company holds an indirect participation in El Brocal of 58.24 percent as of December 31, 2020 and 2019.
[3]	(***) On January 21, 2021, the Company sold 100% of its shares of Compañía de Minas Buenaventura Chile Ltda., which were presented as financial investments as of December 31, 2020. The sale value was US$30,000 which are fully collected as of the date of this report.